Facility Closure Costs - Summary of Facility Closure Reserves (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of facility closure reserves
Restructuring Reserve, Beginning Balance	$ 1,700	$ 2,834
Additions	515	82
Payments	(1,068)	(1,216)
Restructuring Reserve, Ending Balance	$ 1,147	$ 1,700